SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
The Schedules of Investments are integral to and should be read in conjunction with the accompanying Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, included in the Annual Report.

--------------------------------------------------------------------------------
ROYCE LOW-PRICED STOCK FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 93.4%

                                           Shares        Value
CONSUMER PRODUCTS - 18.5%
Aldila, Inc.*............................    94,500   $    457,734
A.T. Cross Company Cl. A.................    15,000        174,375
Fedders Corporation Cl. A................    46,000        230,000
Gibson Greetings, Inc.*..................     8,500        166,813
J & J Snack Foods Corp.*.................    20,900        282,150
Jean-Philippe Fragrances, Inc.*..........    26,700        173,550
Johnson Worldwide Associates, Inc.
  Cl. A*.................................    28,100        372,325
Lifetime Hoan Corporation*...............    26,700        313,725
Lund International Holdings, Inc.*.......     9,600        117,600
Mity-Lite, Inc.*.........................     7,200         90,000
Oakley, Inc.*............................    10,000        108,750
Pentech International, Inc.*.............    86,700        102,956
The Sirena Apparel Group, Inc.*..........    42,000        108,937
The Topps Company, Inc.*.................    60,100        240,400
                                                      ------------
                                                         2,939,315
                                                      ------------
CONSUMER SERVICES - 9.2%
Bertucci's, Inc.*........................    30,000        161,250
Buffets, Inc.*...........................    45,000        410,625
MovieFone, Inc. Cl. A*...................    12,300         53,813
PCA International, Inc. .................    10,600        172,250
Sagebrush, Inc.*.........................    39,800        308,450
Shoney's, Inc.*..........................    50,450        353,150
                                                      ------------
                                                         1,459,538
                                                      ------------
FINANCIAL INTERMEDIARIES - 1.1%
Intercargo Corporation...................    11,500         98,469
Piper Jaffray Companies Inc. ............     5,400         84,375
                                                      ------------
                                                           182,844
                                                      ------------
FINANCIAL SERVICES - 5.7%
Phoenix Duff & Phelps Corporation........    62,900        448,162
U.S. Global Investors Inc. Cl. A*........    16,000         38,000
Willis Corroon Group plc`DD'.............    36,000        414,000
                                                      ------------
                                                           900,162
                                                      ------------
HEALTH - 2.4%
Hauser, Inc.*............................    20,000        117,500
Nitinol Medical Technologies*............    21,200        265,000
                                                      ------------
                                                           382,500
                                                      ------------
INDUSTRIAL PRODUCTS - 8.8%
BHA Group, Inc. .........................     4,010         64,661
Blessings Corporation....................     4,400         40,975
CFC International, Inc.*.................     7,600         85,500

                                           Shares        Value
DeVlieg-Bullard, Inc.*...................    75,000   $    208,594
C. H. Heist Corp.*.......................    14,000        108,500
Lilly Industries, Inc. Cl. A.............     6,900        125,925
Mestek, Inc.*............................    12,100        199,650
Myers Industries, Inc. ..................    10,000        168,750
Oregon Steel Mills, Inc. ................     6,300        105,525
Synalloy Corporation.....................     8,000        126,000
Todd Shipyards Corporation*..............    26,400        171,600
                                                      ------------
                                                         1,405,680
                                                      ------------

INDUSTRIAL SERVICES - 12.8%
AirNet Systems, Inc.*....................    15,000        221,250
Arnold Industries, Inc. .................    18,500        293,687
Ecology and Environment, Inc. Cl. A......     3,800         29,688
Frozen Food Express Industries, Inc. ....    26,800        241,200
Insituform Technologies, Inc.* Cl. A.....    25,000        184,375
Open Plan Systems, Inc.*.................    18,000        157,500
Rush Enterprises, Inc.*..................    25,000        300,000
Rykoff-Sexton, Inc. .....................    23,000        365,125
Standard Commercial Corporation*.........    12,000        243,000
                                                      ------------
                                                         2,035,825
                                                      ------------

NATURAL RESOURCES - 2.5%
Battle Mountain Gold Company.............    10,000         68,750
MK Gold Company*.........................   143,200        214,800
Pegasus Gold Inc.*.......................    10,000         75,625
Royal Oaks Mines Inc.*...................    10,000         32,500
                                                      ------------
                                                           391,675
                                                      ------------

RETAIL - 17.4%
J. Baker, Inc. ..........................    30,500        162,031
The Bombay Company, Inc.*................    80,000        370,000
Catherines Stores Corporation*...........    32,800        180,400
Cato Corporation Cl. A...................    60,000        300,000
Charming Shoppes, Inc.*..................    55,000        278,437
Chico's FAS, Inc.*.......................    61,500        261,375
Deb Shops Inc. ..........................    50,100        212,925
The Dress Barn, Inc.*....................     7,500        112,500
InterTAN Inc.*...........................    42,000        204,750
Lechters, Inc.*..........................    70,200        355,387
Sotheby's Holdings, Inc. Cl. A...........    11,200        208,600
Suzy Shier Ltd. .........................    22,000        127,618
                                                      ------------
                                                         2,774,023
                                                      ------------

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE LOW-PRICED STOCK FUND
--------------------------------------------------------------------------------

                                           Shares        Value
TECHNOLOGY - 10.1%
ILC Technology, Inc.*....................    27,000   $    351,000
Kentech Information Systems, Inc. .......    28,700        161,438
MacNeal-Schwendler Corporation...........    24,500        192,938
Newport Corporation......................    23,000        204,125
Scitex Corporation Limited...............    29,000        275,500
Technical Communications Corporation*....    16,500        218,625
Woodhead Industries, Inc. ...............    15,000        206,250
                                                      ------------
                                                         1,609,876
                                                      ------------
MISCELLANEOUS - 4.9%...............................        778,669
                                                      ------------
Total Common Stocks
  (Cost $14,959,751)...............................     14,860,107
                                                      ------------

                                                        Value
REPURCHASE AGREEMENT - 10.7%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value $1,700,463,
  (collateralized by U.S. Treasury Bonds, 9.25% due
  2/15/16 valued at $1,739,306)
  (Cost $1,700,000)................................. $ 1,700,000
                                                     -----------
TOTAL INVESTMENTS - 104.1 % (COST $16,659,751)......  16,560,107
LIABILITIES LESS OTHER ASSETS - (4.1%)..............    (655,204)
                                                     -----------
NET ASSETS - 100.0%................................. $15,904,903
                                                     -----------
                                                     -----------

* Non-income producing.
`DD' American Depository Receipt

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $16,684,620. At December 31, 1996, net unrealized depreciation for all securities amounted to $124,513, consisting of aggregate gross unrealized appreciation of $1,118,566 and aggregate gross unrealized depreciation of $1,243,079. The Fund designates $138,309 as a capital gain for the purpose of the dividend paid deduction.

--------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 81.4%

                                           Shares        Value
CONSUMER PRODUCTS - 11.1%
Bassett Furniture Industries,
  Incorporated...........................     2,000   $     49,000
A.T. Cross Company Cl. A.................    10,000        116,250
Garan Incorporated.......................     7,000        135,625
Juno Lighting, Inc. .....................     5,000         80,000
Skyline Corporation......................     3,000         74,250
Sturm, Ruger & Company, Inc. ............     8,000        155,000
Weyco Group, Inc. .......................     2,000         80,500
                                                      ------------
                                                           690,625
                                                      ------------
FINANCIAL INTERMEDIARIES - 12.6%
The Commerce Group, Inc..................     8,000        202,000
PXRE Corporation.........................     5,000        123,750
Pennsylvania Manufacturers Corporation
  Cl. A..................................     12,000        189,000
Trenwick Group Inc.......................     2,000         93,500
Zenith National Insurance Corp...........     6,500        177,937
                                                      ------------
                                                           786,187
                                                      ------------

FINANCIAL SERVICES - 12.5%
E.W. Blanch Holdings, Inc................    10,000        201,250
Arthur J. Gallagher & Co.................     6,000        186,000
Phoenix Duff & Phelps Corporation........    22,700        161,738

                                           Shares        Value
Willis Corroon Group plc`DD'.............    20,000   $    230,000
                                                      ------------
                                                           778,988
                                                      ------------

INDUSTRIAL PRODUCTS - 18.1%
American Filtrona Corporation............     4,000        169,500
Blessings Corporation....................    12,000        111,750
Fab Industries, Inc. ....................     4,000        110,000
International Aluminum Corporation.......     2,000         51,000
Lilly Industries, Inc. Cl. A.............     5,800        105,850
Paul Mueller Company.....................     2,500         93,750
Oregon Steel Mills, Inc. ................     5,000         83,750
The Standard Register Company............     8,300        269,750
Woodward Governor Company................     1,000        132,000
                                                      ------------
                                                         1,127,350
                                                      ------------

INDUSTRIAL SERVICES - 15.2%
Arnold Industries, Inc...................    10,000        158,750
Bowne & Co., Inc.........................     2,600         64,025
DIMON Incorporated.......................    10,000        231,250
Ennis Business Forms, Inc................    15,000        168,750
New England Business Service, Inc. ......    15,000        322,500
                                                      ------------
                                                           945,275
                                                      ------------

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE TOTAL RETURN FUND
--------------------------------------------------------------------------------

                                           Shares        Value
NATURAL RESOURCES - 1.8%
CalMat Co................................     5,000   $     93,750
Florida Rock Industries, Inc. ...........       500         16,375
                                                      ------------
                                                           110,125
                                                      ------------
RETAIL - 4.2%
Stanhome Inc. ...........................    10,000        265,000
                                                      ------------

TECHNOLOGY - 5.9%
BGS Systems, Inc.........................     8,000        219,000
Scitex Corporation Limited...............     8,500         80,750
Woodhead Industries, Inc. ...............     5,000         68,750
                                                      ------------
                                                           368,500
                                                      ------------
Total Common Stocks
  (Cost $4,693,766)................................      5,072,050
                                                      ------------

                                          Principal
                                           Amount
CORPORATE BONDS - 4.9%
AnnTaylor Stores Corporation 8.75% Sub.
  Deb. due 6/15/00....................... $ 150,000       146,625
International Semi-Tech Corp. 0% Sr. Note
  due 8/15/03............................   100,000        65,000

                                          Principal
                                           Amount       Value

Standard Commercial Corp. 7.25% Conv.
  Sub. Deb. due 3/31/07.................. $ 100,000  $     90,875
                                                     ------------
Total Corporate Bonds
  (Cost $256,031)..................................       302,500
                                                     ------------
REPURCHASE AGREEMENT - 17.6%
State Street Bank & Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value $1,100,299,
  (collateralized by U. S. Treasury Bonds, 10.625%
  due 8/15/15 valued at $1,122,757)
  (Cost $1,100,000)................................     1,100,000
                                                     ------------

TOTAL INVESTMENTS - 103.9%
  (COST $6,049,797)................................     6,474,550
LIABILITIES LESS OTHER ASSETS - (3.9)%.............      (241,013)
                                                     ------------
NET ASSETS - 100.0%................................  $  6,233,537
                                                     ------------
                                                     ------------

`DD' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $6,049,797. At December 31, 1996, net unrealized appreciation for all securities amounted to $424,753, consisting of aggregate gross unrealized appreciation of $528,819 and aggregate gross unrealized depreciation of $104,066. The Fund designates $178,521 as a capital gain for the purpose of the dividend paid deduction.

--------------------------------------------------------------------------------
ROYCE GLOBAL SERVICES FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%

                                             Shares       Value
CONSUMER PRODUCTS - 7.7%
Coca-Cola FEMSA, S.A. de C.V. ADS..........     1,000   $   28,875
Panamerican Beverages Inc. Cl. A...........     1,000       46,875
Semi-Tech Corp.*...........................     5,000       18,437
South African Breweries ADR................     1,005       25,376
Velcro Industries N.V......................       500       31,250
                                                        ----------
                                                           150,813
                                                        ----------
CONSUMER SERVICES - 0.7%
Grupo Televisa, S.A. de C.V. GDS*..........       500       12,812
                                                        ----------
FINANCIAL INTERMEDIARIES - 19.7%
BHI Corporation............................     2,000       39,875
Banca Quadrum, S.A. Institucion de Banca
  Multiple*................................     1,000        3,750
Barclays PLC...............................       300       20,625

                                             Shares       Value
Grupo Financiero Ser Fin S.A.*.............     2,000   $    8,250
Leucadia National Corporation..............     1,300       34,775
Oriental Bank and Trust....................       750       15,656
PXRE Corporation...........................     3,500       86,625
Pennsylvania Manufacturers Corporation Cl.
  A........................................     5,000       78,750
Piper Jaffray Companies Inc. ..............       900       14,063
Zenith National Insurance Corp. ...........     3,000       82,125
                                                        ----------
                                                           384,494
                                                        ----------
FINANCIAL SERVICES - 13.6%
American Express Company...................       300       16,950
E.W. Blanch Holdings, Inc. ................     3,000       60,375
C.I. Fund Management Inc. .................     1,000       11,492
Invesco plc................................       300       13,312
Phoenix Duff & Phelps Corporation..........     4,000       28,500

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE GLOBAL SERVICES FUND
--------------------------------------------------------------------------------

                                             Shares       Value
FINANCIAL SERVICES - (continued)
The Pioneer Group, Inc. ...................     1,500   $   35,625
U.S. Global Investors Inc. Cl. A*..........     5,000       11,875
Willis Corroon Group plc ADR...............     7,500       86,250
                                                        ----------
                                                           264,379
                                                        ----------
HEALTH - 4.8%
Haemonetics Corp.*.........................     5,000       94,375
                                                        ----------
INDUSTRIAL PRODUCTS - 2.6%
Concordia Paper (Holdings) Limited*........     1,000        4,750
Simpson Manufacturing Co., Inc.*...........     2,000       46,000
                                                        ----------
                                                            50,750
                                                        ----------
INDUSTRIAL SERVICES - 19.7%
Bowne & Co., Inc. .........................     1,500       36,937
Cordiant, Inc. PLC (United Kingdom ADR
  Tem)*....................................     4,000       20,000
DIMON Incorporated.........................     2,000       46,250
FCA International Ltd.*....................     7,000       10,981
The Failure Group, Inc.*...................     5,000       30,625
The Harper Group...........................     2,700       64,125
Sevenson Environmental Services Inc. ......     4,000       73,000
Standard Commercial Corporation*...........     3,030       61,358
Telefonica De Argentina SA ADS.............     1,000       25,875
Vallen Corporation*........................       900       14,962
                                                        ----------
                                                           384,113
                                                        ----------
NATURAL RESOURCES - 0.8%
MK Gold Company*...........................    10,000       15,000
                                                        ----------
                                             Shares       Value

RETAIL - 10.6%
Amway Asia Pacific Ltd. ...................       500   $   21,188
Amway Japan Limited........................     1,000       16,625
Sotheby's Holdings, Inc. Cl. A.............       800       14,900
Stanhome Inc. .............................     1,500       39,750
Suzy Shier Ltd. ...........................     9,700       56,268
The Talbots, Inc. .........................     2,000       57,250
                                                        ----------
                                                           205,981
                                                        ----------
TECHNOLOGY - 6.8%
Marshall Industries*.......................     2,800       85,750
Nam Tai Electronics, Inc. .................     3,500       27,125
Scitex Corporation Limited.................     2,000       19,000
                                                        ----------
                                                           131,875
                                                        ----------
UTILITIES - 4.5%
Telecomunicacoes Brasileiras S.A. --
  Telebras ADR.............................       500       38,250
Telefonos de Mexico, S.A. de C.V., Cl. L
  ADS......................................     1,500       49,500
                                                        ----------
                                                            87,750
                                                        ----------
MISCELLANEOUS - 4.5%.................................       88,390
                                                        ----------
Total Common Stocks
  (Cost $1,701,034)..................................    1,870,732
                                                        ----------

                                            Principal
                                             Amount
CORPORATE BOND - 3.4%
International Semi-Tech Corp. 0% Sr. Note
  due 8/15/03
  (Cost $58,875)........................... $ 100,000      65,000
                                                       ----------

TOTAL INVESTMENTS - 99.4%
  (COST  $1,759,909).................................   1,935,732

OTHER ASSETS LESS LIABILITIES - 0.6%.................      12,153
                                                       ----------

NET ASSETS - 100.0%..................................  $1,947,885
                                                       ----------
                                                       ----------

* Non-income producing.

The abbreviations ADR, ADS, and GDS refer to American Depository Receipt, American Depository Share and Global Depository Share, respectively.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $1,759,909. At December 31, 1996, net unrealized appreciation for all securities was $175,823, consisting of aggregate gross unrealized appreciation of $300,397 and aggregate gross unrealized depreciation of $124,574. The Fund designates $42,034 as a capital gain for the purpose of the dividend paid deduction.

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE EQUITY INCOME FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 80.6%

                                            Shares        Value
CONSUMER PRODUCTS - 15.3%
Bassett Furniture Industries,
  Incorporated............................    20,000   $   490,000
Burnham Corporation Cl. A.................     8,300       244,850
A.T. Cross Company Cl. A..................    42,800       497,550
Flexsteel Industries, Inc. ...............    52,000       676,000
Garan Incorporated........................    48,500       939,687
Juno Lighting, Inc. ......................    33,300       532,800
La-Z-Boy Inc. ............................    16,900       498,550
National Presto Industries, Inc. .........    13,300       497,088
Skyline Corporation.......................    18,700       462,825
Sturm, Ruger & Company, Inc. .............    35,000       678,125
                                                       -----------
                                                         5,517,475
                                                       -----------
FINANCIAL INTERMEDIARIES - 7.4%
Argonaut Group, Inc. .....................    20,700       636,525
The Commerce Group, Inc. .................    39,600       999,900
Zenith National Insurance Corp. ..........    37,400     1,023,825
                                                       -----------
                                                         2,660,250
                                                       -----------
FINANCIAL SERVICES - 9.5%
E.W. Blanch Holdings, Inc. ...............    16,100       324,012
Crawford & Company Cl. A..................    28,200       609,825
Arthur J. Gallagher & Co. ................    24,000       744,000
The John Nuveen Company Cl. A.............     5,000       132,500
Phoenix Duff & Phelps Corporation.........    71,800       511,575
The Pioneer Group, Inc. ..................    10,000       237,500
Willis Corroon Group plc`DD'..............    74,100       852,150
                                                       -----------
                                                         3,411,562
                                                       -----------
INDUSTRIAL PRODUCTS - 22.9%
Central Steel & Wire Company..............     1,162       668,150
Curtiss-Wright Corporation................     6,800       342,550
Delta Woodside Industries, Inc. ..........    60,000       382,500
Fab Industries, Inc. .....................    10,000       275,000
P. H. Glatfelter Company..................    34,400       619,200
International Aluminum Corporation........    26,500       675,750
Kimball International, Inc. Cl. B.........     9,100       376,513
Lawter International, Inc. ...............    36,100       455,762
Lilly Industries, Inc. Cl. A..............    43,400       792,050
Minuteman International, Inc. ............    30,000       270,000
Paul Mueller Company......................    15,000       562,500
Oregon Steel Mills, Inc. .................    25,000       418,750
Oshkosh Truck Corporation Cl. B...........    24,900       264,562
The Standard Register Company.............    37,400     1,215,500
Woodward Governor Company.................     7,100       937,200
                                                       -----------
                                                         8,255,987
                                                       -----------
INDUSTRIAL SERVICES - 11.5%
Arnold Industries, Inc. ..................    35,300       560,388
Bowne & Co., Inc. ........................    20,200       497,425
DIMON Incorporated........................    23,400       541,125

                                            Shares        Value
Ecology and Environment, Inc. Cl. A.......    28,000   $   218,750
Ennis Business Forms, Inc. ...............    61,900       696,375
Lufkin Industries, Inc. ..................    12,800       320,000
New England Business Service, Inc. .......    55,700     1,197,550
REFAC Technology Development
  Corporation.............................    20,700       121,613
                                                       -----------
                                                         4,153,226
                                                       -----------

NATURAL RESOURCES - 4.7%
CalMat Co.................................    30,400       570,000
Florida Rock Industries, Inc. ............    20,400       668,100
The Newhall Land and Farming Company......    26,600       448,875
                                                       -----------
                                                         1,686,975
                                                       -----------

RETAIL - 5.8%
Blair Corporation.........................    16,700       321,475
Family Dollar Stores, Inc. ...............    40,600       827,225
Stanhome Inc. ............................    35,800       948,700
                                                       -----------
                                                         2,097,400
                                                       -----------

TECHNOLOGY - 3.5%
Helix Technology Corporation..............    11,500       333,500
Landauer Inc. ............................    13,400       328,300
Scitex Corporation Limited................    60,900       578,550
                                                       -----------
                                                         1,240,350
                                                       -----------
Total Common Stocks
  Cost ($ 25,827,978).....................              29,023,225
                                                       -----------

                                           Principal
                                            Amount

CORPORATE  BONDS - 12.7%
AnnTaylor Stores Corporation 8.75% Sub.
  Deb. due 6/15/00........................ $ 364,000      355,810
J. Baker, Inc. 7.00% Conv. Sub. Deb. due
  6/01/02.................................   611,000      497,965
Charming Shoppes, Inc. 7.50% Conv. Sub.
  Note due 7/15/06........................   500,000      492,500
California Community Bancshares Corp. Var.
  Rate Conv. Deb. due 4/30/03.............   290,000      304,500
Dixie Yarns, Inc. 7.00% Conv. Sub. Deb.
  due 5/15/12.............................   601,000      477,795
Fieldcrest Cannon, Inc. 6.00% Conv. Sub.
  Deb. due 3/15/12........................   281,000      213,560
Figgie International Inc. 9.875% Sr. Note
  due 10/01/99............................   400,000      416,000
RLI Corp. 6.00% Conv. Sub. Deb. due
  7/15/03.................................   340,000      441,150
Richardson Electronics, Ltd. 7.25% Conv.
  Sub. Deb. due 12/15/06..................   855,000      726,750
Shoney's, Inc. 0% Conv. Sub. Deb. due
  4/11/04.................................   620,000      254,975

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                           Principal
                                            Amount       Value
Standard Commercial Corp. 7.25% Conv. Sub.
  Deb. due 3/31/07........................ $ 400,000  $   363,500
                                                      -----------
Total Corporate Bonds
  Cost ($4,053,054).......................              4,544,505
                                                      -----------
REPURCHASE AGREEMENT - 6.1%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value $2,200,599
  (collateralized by U.S. Treasury Notes, 7.25% due
  8/15/04, valued at $2,245,688)
  Cost ($2,200,000).................................    2,200,000
                                                      -----------

                                                         Value

TOTAL INVESTMENTS - 99.4%
  (COST  $32,081,032)...............................  $35,767,730

OTHER ASSETS LESS LIABILITIES - 0.6%................      228,711
                                                      -----------
NET ASSETS - 100.0%.................................  $35,996,441
                                                      -----------
                                                      -----------

`DD' American Depository Receipt.
INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $32,320,577. At December 31, 1996, net unrealized appreciation for all securities amounted to $3,447,153, consisting of aggregate gross unrealized appreciation of $4,752,446 and aggregate gross unrealized depreciation of $1,305,293. The fund designates $3,241,423 as a capital gain for the purpose of the dividend paid deduction.



                        STATEMENT OF DIFFERENCES

The double dagger symbol shall be expressed as....................'DD'